Loan Level Exception - Final Grades

																											FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	EDGAR Loan ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	BRAVO 2026-NQM5 1000002	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA-RESPA Integrated Disclosure - Projected Payments:
Final Closing Disclosure provided on XX/XX/XXXX disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed Test: TILA-RESPA Integrated Disclosure -
Loan Disclosures: Final Closing Disclosure provided on XX/XX/XXXX disclosed the Monthly Escrow Payment that does not match the
actual escrow payment for the loan. (FinXX/XX/XXXX)	Federal Compliance - TRID Final Closing Disclosure
Will Have Escrow -  Monthly Escrow Payment
Underdisclosed Test: Final CD reflects a Monthly
Escrow Payment of $800.70, yet the PC CD with a date
ofXX/XX/XXXXhows the escrow payment as $XXX.	BUYER - GENERAL COMMENT (2024-08-28): Please see the final CD dated XX/XX/XXXXhich shows a correct escrow acct also the initial escrow account disclosure statement showing also correct escrow amount.
REVIEWER - CURED COMMENT (2024-08-30): Cured prior to discovery.
BUYER - GENERAL COMMENT (2024-08-28): Please see the final CD dated XX/XX/XXXXhich shows a correct escrow acct also the initial escrow account disclosure statement showing also correct escrow amount.
REVIEWER - CURED COMMENT (2024-08-30): Cured prior to discovery.	Federal Compliance - TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed Test: TILA - 1yr affirmative, 3yrs for rescindable transactions. Unlimited as a defense to foreclosure. Assignee liability.

																								Federal Compliance - TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment Underdisclosed Test: TILA - 1yr affirmative, Unlimited as a defense to foreclosure. Assignee liability.			A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO 2026-NQM5 1000006	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Application / Processing - FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.: Most Recent Valuation Inspection Date: XX/XX/XXXX Disaster End Date: XX/XX/XXXX Disaster Name: HURRICANE MILTON Disaster Declaration Date: XX/XX/XXXX	The file was missing the secondary valuation required for securitization purposes.	REVIEWER - WAIVED COMMENT (2024-12-23): Property inspected post disaster but pre-FEMA declaration of disaster end date.	1	2	[2] Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure:
Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75117)
[1] Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for
Credit Report Re-Issue Fee. Fee Amount of $XXX exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (75117)	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. A credit report re-issue fee was added without a valid change of circumstance.Insufficient or no cure was provided to the borrower.
Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: Sufficient cure provided at closing	BUYER - GENERAL COMMENT (2024-12-27): Please see PCCD & Pymt history attached showing a cure for $XXX due to increase in credit report fee. PCCD was included in the original binder please see pages # 910 to 917
REVIEWER - CURED COMMENT (2024-12-30): SitusAMC received PCCD, LOE and payment history for principal reduction of cure.
REVIEWER - CURED COMMENT (2024-12-30): Sufficient Cure Provided within 60 Days of Closing	Federal Compliance - TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA - 1yr affirmative. Unlimited as a defense to foreclosure. Assignee liability.	Borrower has been employed in the same industry for more than 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower has worked in the same position for more than 3 years.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

																									Property inspected post disaster but pre-FEMA declaration of disaster end date.		B	B	B	B	B	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO 2026-NQM5 1000005	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO 2026-NQM5 1000008	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1				1				1					Borrower has been employed in the same industry for more than 5 years. Borrower has verified disposable income of at least $2500.00. Borrower has worked in the same position for more than 3 years.		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO 2026-NQM5 1000007	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1	1	1	[1] Federal Compliance - TRID Zero Percent Tolerance
Violation With Sufficient Cure Provided At Closing:
TILA-RESPA Integrated Disclosure: Zero Percent Fee
Tolerance exceeded for Credit Report Fee.  Fee Amount
of $XXX exceeds tolerance of $XXX. Sufficient or excess
																					cure was provided to the borrower at Closing. (7520)	Federal Compliance - TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: Credit report Fee was disclosed on initial Loan estimate as $XXX but disclosed but final Closing Disclosure $XXX. File does not contain a valid COC for this fee, nor evidence of cure is provided in file.	REVIEWER - CURED COMMENT (2025-04-17): Sufficient Cure Provided At Closing				A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO 2026-NQM5 1000009	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1							A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	BRAVO 2026-NQM5 1000004	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	2	[2] Miscellaneous - Credit Exception: [2] AUS Discrepancy / Guidelines Discrepancy - Guideline Requirement: PITIA reserves months discrepancy.: Calculated PITIA months reserves of 5.95 is less than Guideline PITIA months reserves of 6.00.	Excessive overdrafts (Guidelines allow for 3, borrower has 13) Borrower does not meet the reserve requirements. (Guideline require 6 months borrower has verified 3 months)	REVIEWER - WAIVED COMMENT (2025-05-02): Client elects to waive with compensating factors. REVIEWER - WAIVED COMMENT (2025-05-02): Client elects to waive with compensating factors.	1	1	Borrower has verified disposable income of at least $2500.00.

Borrowers made a down payment from their own funds on this purchase transaction of at least 5% and $5,000.00.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

																									The representative FICO score exceeds the guideline minimum by at least 40 points.		B	B	B	B	B	A	A	A	A	A	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	BRAVO 2026-NQM5 1000010	XXXX XXXX	XXXXXX	$XXX	XX	XX/XX/XXXX	Primary	Purchase	Safe Harbor QM (APOR)	1	1				1				1							A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A